Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 76.64%
FHLB	3.00%	8-1-2050	$3,755,670	$ 3,928,865
FHLB	5.63	3-14-2036	6,020,000	8,818,556
FHLMC ¤	0.00	3-15-2031	8,855,000	7,656,244
FHLMC ¤	0.00	11-15-2038	1,575,000	1,102,025
FHLMC (12 Month LIBOR +1.70%) ±	1.99	7-1-2038	692,271	727,957
FHLMC (12 Month LIBOR +1.91%) ±	2.16	9-1-2031	2,567	2,560
FHLMC (12 Month LIBOR +1.91%) ±	2.16	9-1-2031	34,817	34,990
FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	2.27	10-1-2026	68,617	68,590
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	6-1-2032	5,293	5,292
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.53	7-1-2029	16,980	16,974
FHLMC	2.62	12-25-2026	3,386,915	3,514,959
FHLMC	2.75	3-25-2027	4,187,559	4,372,026
FHLMC	2.90	4-25-2026	5,286,345	5,499,377
FHLMC	3.00	6-1-2050	834,577	872,087
FHLMC	3.00	7-1-2050	1,690,887	1,762,188
FHLMC	3.00	8-1-2050	860,410	898,928
FHLMC (11th District Cost of Funds +1.25%) ±	3.29	7-1-2032	176,727	179,626
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.43	5-1-2026	8,640	8,696
FHLMC	3.50	8-1-2045	1,687,534	1,801,240
FHLMC	3.50	11-1-2045	2,973,767	3,175,881
FHLMC	3.50	12-1-2045	2,136,523	2,279,887
FHLMC	3.50	12-1-2045	778,686	835,339
FHLMC	4.00	6-1-2044	1,601,767	1,753,271
FHLMC	4.00	5-1-2049	1,279,146	1,361,355
FHLMC	4.00	9-1-2049	391,454	416,576
FHLMC	4.50	3-1-2042	130,809	144,605
FHLMC	4.50	9-1-2044	1,730,517	1,897,385
FHLMC	4.50	9-1-2049	4,457,472	4,792,037
FHLMC	5.00	6-1-2026	342,573	354,626
FHLMC	5.00	8-1-2040	572,979	653,324
FHLMC	5.50	7-1-2035	1,753,856	2,005,435
FHLMC	5.50	12-1-2038	983,189	1,140,386
FHLMC	6.00	10-1-2032	14,767	17,167
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	11,063	11,043
FHLMC	6.50	4-1-2022	1,350	1,505
FHLMC	6.50	9-1-2028	8,731	9,732
FHLMC	6.50	7-1-2031	1	2
FHLMC	7.00	12-1-2023	631	657
FHLMC	7.00	12-1-2026	221	238
FHLMC	7.00	4-1-2029	778	881
FHLMC	7.00	5-1-2029	4,025	4,572
FHLMC	7.00	4-1-2032	47,952	55,940
FHLMC	7.50	11-1-2031	60,158	65,755
FHLMC	7.50	4-1-2032	124,112	141,709
FHLMC	8.00	8-1-2023	1,909	1,928
FHLMC	8.00	6-1-2024	1,297	1,372
FHLMC	8.00	6-1-2024	1,294	1,299
FHLMC	8.00	6-1-2024	2,419	2,457
FHLMC	8.00	8-1-2026	6,033	6,680
FHLMC	8.00	11-1-2026	5,972	6,618
FHLMC	8.00	11-1-2028	3,046	3,275
FHLMC	8.50	12-1-2025	3,368	3,618
FHLMC	8.50	5-1-2026	569	576
FHLMC	8.50	8-1-2026	3,085	3,097
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC	9.50%	9-17-2022	$31	$ 31
FHLMC	9.50	4-1-2025	6,918	7,009
FHLMC Multifamily Structured Pass-Through Certificates Series T056 Class A4	6.00	5-25-2043	3,216,623	3,775,972
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	4,909,788
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR +0.51%) ±	0.56	6-25-2030	1,850,740	1,861,216
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	412,932	420,650
FHLMC Series 2733 Class FB (1 Month LIBOR +0.60%) ±	0.69	10-15-2033	244,617	248,215
FHLMC Series 3070 Class FT (1 Month LIBOR +0.35%) ±	0.44	11-15-2035	542,992	546,928
FHLMC Series 3614 Class QB	4.00	12-15-2024	572,378	593,709
FHLMC Series 3830 Class FD (1 Month LIBOR +0.36%) ±	0.45	3-15-2041	235,264	237,282
FHLMC Series 3906 Class EA	3.00	5-15-2026	166,446	170,236
FHLMC Series 4057 Class FN (1 Month LIBOR +0.35%) ±	0.44	12-15-2041	177,820	178,935
FHLMC Series 4068 Class FK (1 Month LIBOR +0.30%) ±	0.39	6-15-2040	137,074	137,592
FHLMC Series 4093 Class FB (1 Month LIBOR +0.35%) ±	0.44	7-15-2039	374,248	375,069
FHLMC Series 4159 Class AF (1 Month LIBOR +1.18%) ±	1.27	12-15-2036	228,998	235,205
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	0.34	7-15-2042	282,502	282,701
FHLMC Series 4409 Class MA	3.00	1-15-2054	48,669	49,768
FHLMC Series 4604 Class PA	3.00	1-15-2044	434,742	439,172
FHLMC Series 4620 Class AF (1 Month LIBOR +0.44%) ±	0.52	11-15-2042	2,233,543	2,258,903
FHLMC Series K020 Class X1 ♀±±	1.47	5-25-2022	37,590,090	122,521
FHLMC Series K039 Class A2	3.30	7-25-2024	325,000	342,487
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	160,000	178,379
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	0.76	2-25-2023	56,559	56,606
FHLMC Series KJ14 Class A1	2.20	11-25-2023	185,788	188,861
FHLMC Series M036 Class A	4.16	12-15-2029	3,015,000	3,106,983
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	0.49	11-25-2028	94,286	94,306
FHLMC Series T-23 Class A (1 Month LIBOR +0.28%) ±	0.37	5-25-2030	423,053	417,294
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	0.37	9-25-2031	460,347	456,942
FHLMC Series T-42 Class A6	9.50	2-25-2042	580,498	721,419
FHLMC Series T-55 Class 2A1 ±±	3.22	3-25-2043	270,306	275,649
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	779,166	934,218
FHLMC Series T-57 Class 2A1 ±±	3.50	7-25-2043	1,425,071	1,520,123
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	1.28	10-25-2044	613,371	628,302
FHLMC Series T-67 Class 1A1C ±±	3.00	3-25-2036	570,967	614,250
FHLMC Series T-67 Class 2A1C ±±	3.16	3-25-2036	898,835	957,459
FNAM Series 2013-114 Class LM	4.00	3-25-2042	914,000	992,994
FNMA ¤	0.00	11-15-2030	1,485,000	1,278,827
FNMA ¤	0.00	8-6-2038	6,510,000	4,676,425
FNMA	1.38	7-1-2030	4,109,690	4,038,148
FNMA %%	1.50	12-16-2036	4,785,000	4,810,046
FNMA	1.65	6-1-2030	1,416,846	1,419,480
FNMA	1.65	7-1-2030	2,413,093	2,409,992
FNMA	1.66	7-1-2032	4,141,807	4,104,993
FNMA (11th District Cost of Funds +1.25%) ±	1.67	5-1-2036	505,516	498,551
FNMA	1.97	5-1-2030	4,455,721	4,567,942
FNMA (12 Month LIBOR +1.73%) ±	1.98	9-1-2036	202,186	212,322
FNMA %%	2.00	12-16-2036	10,055,000	10,309,910
FNMA %%	2.00	12-13-2051	50,640,000	50,679,563
FNMA (12 Month LIBOR +1.78%) ±	2.03	8-1-2036	480,305	505,993
FNMA (12 Month LIBOR +1.77%) ±	2.08	7-1-2044	98,158	103,430
See accompanying notes to portfolio of investments

2  |  Allspring Government Securities Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (11th District Cost of Funds +1.25%) ±	2.16%	9-1-2027	$94,200	$ 96,010
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.23	9-1-2031	18,080	18,122
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.27	9-1-2035	223,176	237,572
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.29	12-1-2040	70,482	74,849
FNMA	2.32	1-1-2026	6,177,499	6,406,295
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.32	11-1-2031	74,163	74,475
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.33	12-1-2034	161,850	161,560
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.34	6-1-2032	72,349	72,675
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.36	12-1-2040	19,500	19,520
FNMA (12 Month LIBOR +1.62%) ±	2.38	8-1-2050	1,697,600	1,754,011
FNMA (12 Month LIBOR +1.61%) ±	2.45	5-1-2046	1,592,543	1,644,534
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	2.49	7-1-2026	21,165	21,183
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	2.50	10-1-2027	54,437	54,325
FNMA	2.50	9-1-2050	453,241	465,218
FNMA %%	2.50	12-13-2051	43,460,000	44,553,291
FNMA	2.51	9-1-2031	5,206,323	5,483,741
FNMA	2.60	12-1-2023	1,877,802	1,926,769
FNMA	2.65	2-1-2032	2,926,220	3,103,769
FNMA	2.65	2-1-2032	2,275,949	2,433,540
FNMA	2.75	9-1-2031	908,008	974,617
FNMA	2.86	7-1-2029	991,248	1,067,833
FNMA (11th District Cost of Funds +1.25%) ±	2.93	5-1-2036	213,699	220,479
FNMA	3.00	5-1-2027	484,899	507,022
FNMA	3.00	6-1-2034	3,333,640	3,498,783
FNMA	3.00	4-1-2045	38,925	40,995
FNMA	3.00	11-1-2045	3,361,094	3,539,468
FNMA	3.00	12-1-2045	8,024,362	8,451,253
FNMA	3.00	12-1-2046	295,815	312,317
FNMA	3.00	8-1-2050	4,209,991	4,398,280
FNMA	3.00	9-1-2050	4,296,546	4,512,105
FNMA %%	3.00	12-13-2051	4,920,000	5,108,728
FNMA	3.02	2-1-2026	5,919,233	6,274,548
FNMA	3.48	3-1-2029	892,943	995,752
FNMA	3.50	4-1-2034	5,421,214	5,752,460
FNMA	3.50	2-1-2043	21,175	22,716
FNMA	3.50	2-1-2045	481,970	515,258
FNMA	3.50	4-1-2045	2,054,825	2,207,409
FNMA	3.50	8-1-2045	195,353	208,588
FNMA	3.50	12-1-2045	657,960	701,148
FNMA	3.50	2-1-2046	866,634	926,821
FNMA	3.50	10-1-2050	3,349,498	3,519,890
FNMA	3.63	3-1-2029	380,184	426,845
FNMA	3.77	3-1-2029	964,246	1,091,166
FNMA	3.86	3-1-2029	813,981	925,149
FNMA (6 Month LIBOR +3.13%) ±	3.86	7-1-2033	122,047	122,040
FNMA	4.00	4-1-2046	5,516,411	5,981,451
FNMA	4.00	3-1-2047	1,254,483	1,382,334
FNMA	4.50	1-1-2026	21,958	22,893
FNMA	4.50	10-1-2046	155,948	169,437
FNMA	4.50	9-1-2049	1,339,118	1,440,225
FNMA	5.00	4-1-2023	15,396	15,914
FNMA	5.00	6-1-2023	78,793	81,475
FNMA	5.00	3-1-2034	233,508	264,795
FNMA	5.00	8-1-2040	2,958,280	3,319,501
FNMA	5.00	10-1-2040	318,224	361,423
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	5.00%	1-1-2042	$237,563	$ 270,901
FNMA	5.00	12-1-2048	516,505	565,985
FNMA	5.50	11-1-2023	13,468	13,867
FNMA	5.50	1-1-2025	3,883	3,975
FNMA	5.50	1-1-2025	16,955	17,345
FNMA	5.50	9-1-2033	1,114,646	1,276,217
FNMA	5.50	9-1-2033	405,022	463,791
FNMA	5.50	8-1-2035	336,055	387,530
FNMA	5.50	1-1-2037	296,446	342,193
FNMA	5.50	4-1-2040	797,797	919,911
FNMA	6.00	3-1-2024	19,674	21,836
FNMA	6.00	1-1-2028	432,811	481,436
FNMA	6.00	2-1-2035	649,192	710,144
FNMA	6.00	11-1-2037	244,101	285,646
FNMA	6.00	7-1-2038	85,545	100,299
FNMA	6.50	3-1-2028	8,415	9,028
FNMA	6.50	12-1-2029	103,383	115,204
FNMA	6.50	11-1-2031	21,887	24,390
FNMA	6.50	7-1-2036	195,035	225,189
FNMA	6.50	7-1-2036	133,448	153,013
FNMA	7.00	11-1-2026	2,119	2,251
FNMA	7.00	1-1-2032	1,264	1,321
FNMA	7.00	2-1-2032	42,135	48,737
FNMA	7.00	10-1-2032	118,052	136,631
FNMA	7.00	2-1-2034	1,577	1,789
FNMA	7.00	4-1-2034	64,577	72,824
FNMA	7.00	1-1-2036	5,760	6,251
FNMA	7.50	9-1-2031	48,156	55,524
FNMA	7.50	2-1-2032	19,485	22,146
FNMA	7.50	10-1-2037	486,806	586,695
FNMA	8.00	5-1-2027	19,078	19,252
FNMA	8.00	6-1-2028	745	756
FNMA	8.00	2-1-2030	21,845	22,186
FNMA	8.00	7-1-2031	481,507	539,622
FNMA	8.50	8-1-2024	2,066	2,073
FNMA	8.50	5-1-2026	39,698	42,439
FNMA	8.50	7-1-2026	10,816	10,975
FNMA	8.50	11-1-2026	2,834	2,876
FNMA	8.50	11-1-2026	18,514	18,587
FNMA	8.50	12-1-2026	59,498	65,093
FNMA	8.50	12-1-2026	8,598	9,375
FNMA	8.50	2-1-2027	88	89
FNMA	8.50	3-1-2027	513	538
FNMA	8.50	6-1-2027	32,945	33,543
FNMA	9.00	1-1-2025	7,225	7,566
FNMA	9.00	3-1-2025	1,102	1,106
FNMA	9.00	3-1-2025	305	306
FNMA	9.00	7-1-2028	1,886	1,905
FNMA	9.50	7-1-2028	2,990	3,001
FNMA 2006-50 Class BF (1 Month LIBOR +0.40%) ±	0.49	6-25-2036	608,624	613,818
FNMA 2010-136 Class FA (1 Month LIBOR +0.50%) ±	0.59	12-25-2040	701,543	712,226
FNMA Series 1992-45 Class Z	8.00	4-25-2022	2,059	2,075
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	444,619	495,687
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	513,060	603,436
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	140,647	167,129
See accompanying notes to portfolio of investments

4  |  Allspring Government Securities Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2002 Class 5F (1 Month LIBOR +0.35%) ±	0.44%	2-25-2032	$191,877	$ 191,996
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	215,311	247,479
FNMA Series 2002-T12 Class A5 ±±	4.34	10-25-2041	596,821	628,097
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	2,616,338	3,020,244
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.24%) ±	0.33	5-25-2032	156,922	156,521
FNMA Series 2002-T6 Class A1	6.50	7-25-2042	1,011,380	1,177,405
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	376,692	430,746
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	0.35	3-25-2033	657,981	654,694
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	0.33	6-25-2033	59,050	58,099
FNMA Series 2003-W1 Class 1A1 ±±	5.04	12-25-2042	499,039	538,298
FNMA Series 2003-W11 Class A1 ±±	2.99	6-25-2033	29,465	29,930
FNMA Series 2003-W3 Class 1A4 ±±	3.50	8-25-2042	1,459,652	1,545,070
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	0.31	4-25-2033	181,703	177,804
FNMA Series 2003-W6 Class 6A ±±	3.16	8-25-2042	745,252	773,754
FNMA Series 2003-W6 Class PT4 ±±	8.29	10-25-2042	869,731	1,049,059
FNMA Series 2003-W8 Class PT1 ±±	8.71	12-25-2042	329,059	375,090
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	253,077	290,976
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	719,218	833,304
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	452,428	533,327
FNMA Series 2005-71 Class DB	4.50	8-25-2025	113,158	115,974
FNMA Series 2007-101 Class A2 (1 Month LIBOR +0.25%) ±	0.29	6-27-2036	62,165	61,256
FNMA Series 2007-W10 Class 2A ±±	6.29	8-25-2047	185,644	208,825
FNMA Series 2008-17 Class DP	4.75	2-25-2038	941,370	994,875
FNMA Series 2011-110 Class FE (1 Month LIBOR +0.40%) ±	0.49	4-25-2041	84,015	84,297
FNMA Series 2011-128 Class FK (1 Month LIBOR +0.35%) ±	0.44	7-25-2041	150,896	151,287
FNMA Series 2011-15 Class HI ♀	5.50	3-25-2026	170	1
FNMA Series 2014-17 Class FE (1 Month LIBOR +0.55%) ±	0.64	4-25-2044	1,419,024	1,437,675
FNMA Series 2017-M2 Class A2 ±±	2.88	2-25-2027	9,449,350	10,028,723
FNMA Series 2018-M1 Class A2 ±±	3.09	12-25-2027	812,473	872,763
FNMA Series 2018-M13 Class A2 ±±	3.82	9-25-2030	460,000	529,967
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	5,200,000	5,731,641
FNMA Series 265 Class 2	9.00	3-25-2024	12,971	13,568
FNMA Series 4764 Class NK	3.50	9-15-2043	114,818	114,956
FNMA Series G92-30 Class Z	7.00	6-25-2022	639	644
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	255,328	265,610
GNMA %%	2.00	12-20-2051	9,550,000	9,673,852
GNMA %%	2.50	12-20-2051	16,890,000	17,353,156
GNMA	3.00	11-20-2045	3,861,526	4,039,703
GNMA	3.00	4-20-2051	6,245,150	6,480,459
GNMA	3.50	12-20-2047	3,834,051	4,039,007
GNMA	3.50	7-20-2051	2,926,206	3,068,435
GNMA	4.00	11-15-2024	445,208	468,805
GNMA	4.00	12-20-2047	2,665,262	2,848,737
GNMA	4.25	6-20-2036	222,304	240,048
GNMA	4.50	8-20-2049	649,915	690,237
GNMA	5.00	7-20-2040	527,607	599,137
GNMA	6.00	8-20-2034	65,403	72,016
GNMA	6.50	12-15-2025	4,449	4,928
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	6.50%	5-15-2029	$414	$ 459
GNMA	6.50	5-15-2031	602	667
GNMA	6.50	9-20-2033	33,196	39,061
GNMA	7.00	12-15-2022	1,242	1,250
GNMA	7.00	5-15-2026	876	933
GNMA	7.00	3-15-2028	6,483	6,508
GNMA	7.00	4-15-2031	652	661
GNMA	7.00	8-15-2031	16,126	16,786
GNMA	7.00	3-15-2032	12,184	12,441
GNMA	8.00	6-15-2023	809	819
GNMA	8.00	12-15-2023	43,640	45,157
GNMA	8.00	2-15-2024	230	242
GNMA	8.00	9-15-2024	1,008	1,020
GNMA	8.00	6-15-2025	23	23
GNMA Series 2005-23 Class IO ♀±±	0.00	6-17-2045	585,675	35
GNMA Series 2006-32 Class XM ♀±±	0.11	11-16-2045	3,617,452	8,174
GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	8,946	8,949
GNMA Series 2008-22 Class XM ♀±±	1.30	2-16-2050	8,437,545	223,329
GNMA Series 2010-158 Class EI ♀	4.00	12-16-2025	2,935,431	118,616
GNMA Series 2012-12 Class HD	2.00	5-20-2062	18,751	18,878
GNMA Series 2019-H06 Class HI ♀±±	1.80	4-20-2069	4,401,152	190,813
International Development Finance Corporation	2.12	3-20-2024	7,141,667	7,257,555
Overseas Private Investment Corporation ¤	0.00	1-17-2026	2,000,000	2,170,668
Resolution Funding Corporation STRIPS ¤	0.00	1-15-2030	16,245,000	14,282,679
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	7,700,000	6,729,872
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2037	7,810,000	5,660,651
Resolution Funding Corporation STRIPS ¤	0.00	5-15-2039	20,000,000	14,864,499
TVA ¤	0.00	11-1-2025	5,650,000	5,365,311
TVA ¤	0.00	6-15-2035	2,448,000	1,829,778
TVA ¤	0.00	1-15-2048	1,000,000	514,552
TVA	4.25	9-15-2065	2,600,000	3,852,676
TVA	4.63	9-15-2060	7,550,000	11,674,623
TVA	5.38	4-1-2056	5,000,000	8,533,997
TVA	5.88	4-1-2036	4,380,000	6,479,038
Total Agency securities (Cost $485,505,466)				501,847,704
Asset-backed securities: 2.58%
American Tower Trust I 144A	3.65	3-15-2048	4,000,000	4,209,569
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	3,197,000	3,203,481
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR +0.60%) 144A±	0.69	7-26-2066	313,254	313,891
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%) 144A±	0.51	3-25-2067	1,277,217	1,277,195
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR +1.00%) 144A±	1.09	2-27-2068	3,026,612	3,093,952
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	4,790,000	4,789,364
Total Asset-backed securities (Cost $16,613,854)				16,887,452
See accompanying notes to portfolio of investments

6  |  Allspring Government Securities Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 2.41%
Financials: 1.79%
Consumer finance: 1.47%
Private Export Funding Corporation 144A	0.55%	7-30-2024	$9,715,000	$ 9,628,026
Diversified financial services: 0.32%
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	2,000,000	2,080,167
Industrials: 0.62%
Commercial services & supplies: 0.62%
Rockfeller Foundation Class B	2.49	10-1-2050	4,000,000	4,065,060
Total Corporate bonds and notes (Cost $15,864,948)				15,773,253
Non-agency mortgage-backed securities: 6.39%
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	1,366,977	1,367,921
Arroyo Mortgage Trust Series 2019-1 Class A1 144A±±	3.81	1-25-2049	2,007,302	2,020,127
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	305,000	325,508
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	2,826,467	2,861,948
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	3,030,000	3,192,545
CD Commercial Mortgage Trust Series 2014-CR16 Class A3	3.78	4-10-2047	2,607,728	2,723,139
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,526,654
Firstkey Homes 2020 SFR1 Trust Series 2021-SFR1 Class A 144A	1.54	8-17-2038	1,249,410	1,228,761
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,350,055
Goldman Sachs Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	4,049,163	4,187,205
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	5,233,977
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00	9-25-2059	3,176,109	3,269,666
New Residential Mortgage Loan Series 2020-NQM2 Class A1 144A±±	1.65	5-24-2060	845,170	847,764
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.37	11-25-2060	2,780,000	2,857,660
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,776,290
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.18	2-15-2025	57,831	62,415
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	81,959	91,113
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	924,964	920,028
Total Non-agency mortgage-backed securities (Cost $41,366,932)				41,842,776
U.S. Treasury securities: 20.79%
TIPS	0.13	1-15-2031	3,092,492	3,458,316
TIPS	1.38	2-15-2044	3,230,563	4,677,313
U.S. Treasury Bond	1.63	11-15-2050	4,365,000	4,185,455
U.S. Treasury Bond	1.75	8-15-2041	130,000	127,623
U.S. Treasury Bond ##	1.88	2-15-2051	7,920,000	8,052,413
U.S. Treasury Bond	2.38	11-15-2049	5,355,000	6,046,966
U.S. Treasury Bond	2.88	5-15-2043	2,245,000	2,645,417
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note ##	0.38%	11-30-2025	$8,810,000	$ 8,571,511
U.S. Treasury Note	0.38	1-31-2026	5,700,000	5,533,898
U.S. Treasury Note ##	0.50	2-28-2026	14,315,000	13,961,039
U.S. Treasury Note	0.75	8-31-2026	1,030,000	1,011,412
U.S. Treasury Note	0.88	6-30-2026	5,530,000	5,467,356
U.S. Treasury Note	0.88	9-30-2026	4,225,000	4,170,537
U.S. Treasury Note ##	1.38	11-15-2031	46,835,000	46,549,599
U.S. Treasury Note	1.88	11-15-2051	325,000	331,398
U.S. Treasury Note	2.00	8-15-2051	1,985,000	2,078,667
U.S. Treasury Note ##	2.25	5-15-2041	11,685,000	12,437,222
U.S. Treasury Note ##	2.38	5-15-2051	5,985,000	6,788,299
Total U.S. Treasury securities (Cost $134,282,341)				136,094,441
Yankee corporate bonds and notes: 0.67%
Financials: 0.67%
Banks: 0.67%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,415,914
International Bank for Reconstruction and Development ¤	0.00	3-11-2031	2,377,000	1,970,764
Total Yankee corporate bonds and notes (Cost $4,234,687)				4,386,678
Yankee government bonds: 4.87%
State of Israel	5.50	12-4-2023	14,790,000	16,209,208
State of Israel	5.50	9-18-2033	6,585,000	9,205,666
U.S. International Development Finance Corporation	2.82	3-20-2024	6,337,500	6,497,973
Total Yankee government bonds (Cost $31,949,942)				31,912,847

		Yield	Shares
Short-term investments: 8.21%
Investment companies: 8.21%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	53,786,321	53,786,321
Total Short-term investments (Cost $53,786,321)				53,786,321
Total investments in securities (Cost $783,604,491)	122.56%			802,531,472
Other assets and liabilities, net	(22.56)			(147,734,148)
Total net assets	100.00%			$ 654,797,324

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

8  |  Allspring Government Securities Fund

Portfolio of investments—November 30, 2021 (unaudited)

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury inflation-protected securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$57,394,798	$92,651,231	$(96,259,708)	$0	$0	$53,786,321	53,786,321	$3,261
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	145	3-31-2022	$31,665,740	$31,716,485	$50,745	$0
5-Year U.S. Treasury Notes	208	3-31-2022	25,103,332	25,250,875	147,543	0
Short
10-Year U.S. Treasury Notes	(279)	3-22-2022	(36,002,222)	(36,496,688)	0	(494,466)
10-Year Ultra Futures	(292)	3-22-2022	(42,065,651)	(42,892,063)	0	(826,412)
U.S. Long Term Bonds	(170)	3-22-2022	(26,921,078)	(27,561,250)	0	(640,172)
U.S. Ultra Bond	(137)	3-22-2022	(26,461,493)	(27,477,063)	0	(1,015,570)
					$198,288	$(2,976,620)
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  9

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

10  |  Allspring Government Securities Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$501,847,704	$0	$501,847,704
Asset-backed securities	0	16,887,452	0	16,887,452
Corporate bonds and notes	0	15,773,253	0	15,773,253
Non-agency mortgage-backed securities	0	41,842,776	0	41,842,776
U.S. Treasury securities	136,094,441	0	0	136,094,441
Yankee corporate bonds and notes	0	4,386,678	0	4,386,678
Yankee government bonds	0	31,912,847	0	31,912,847
Short-term investments
Investment companies	53,786,321	0	0	53,786,321
	189,880,762	612,650,710	0	802,531,472
Futures contracts	198,288	0	0	198,288
Total assets	$190,079,050	$612,650,710	$0	$802,729,760
Liabilities
Futures contracts	$2,976,620	$0	$0	$2,976,620
Total liabilities	$2,976,620	$0	$0	$2,976,620
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2021, $3,068,855 was segregated as cash collateral for open futures contracts.
For the three months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Government Securities Fund  |  11